Summary of Significant Accounting Policies (Details Narrative) (10-K) - HubPages, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts			$ 0	$ 0
Payment for capitalized software costs	$ 182,398	$ 227,313	509,518	381,164
Amortization expense for capitalized software	197,625	189,796	403,336	335,437
Advertising and promotion expense	13,817	19,201	35,184	10,156
Nonfinancial assets, fair value
Nonfinancial liabilities, fair value
Assets, fair value disclosure
Liabilities, fair value disclosure
401 (k) Plan [Member]
Employee contribution maximum percentage	100.00%		100.00%
Employer's matching contribution percentage			4.00%
Employer's matching contribution amount	$ 43,309	$ 35,780	$ 72,175	53,279
Fair Value, Nonrecurring [Member]
Assets, fair value disclosure
Liabilities, fair value disclosure
Internal-Use Software [Member]
Estimated useful life of assets			3 years	3 years
Payment for capitalized software costs			$ 509,518	$ 381,164
Amortization expense for capitalized software			403,336	335,437
Impairment of capitalized costs
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customers [Member]
Concentrations of risk	85.00%		83.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentrations of risk				92.00%
Customer Concentration Risk [Member] | Revenue [Member] | Four Customers [Member]
Concentrations of risk	87.00%
Customer Concentration Risk [Member] | Revenue [Member] | Three Customers [Member]
Concentrations of risk			89.00%	96.00%
Customer Concentration Risk [Member] | Revenue [Member] | Two Customers [Member]
Concentrations of risk		97.00%